Investments - Net Realized Gain (Loss) on Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Realized gains on fixed maturity securities	$ 10.6	$ 5.6
Realized losses on fixed maturity securities	(10.2)	(1.5)
Realized gains on equity securities	3.4	0.3
Realized losses on equity securities	(3.3)	0.0
Realized gains on mortgage loans	1.0	0.0
Realized losses on mortgage loans	(0.3)	0.0
Net unrealized gains (losses) on equity securities	3.4	(11.6)
Net unrealized gains (losses) on derivative instruments	(1.7)	0.3
Impairment loss	(2.2)	(1.5)
Net realized and unrealized gains (losses)	$ 0.7	$ (8.4)